Trade Payables and Other Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade Payables and Other Liabilities	Trade Payables and Other Liabilities

(in millions)	December 31, 2024	December 31, 2023
Current:
Trade payables	$406	$511
Accrued expenses	522	496
Contract liabilities(1)	840	895
Advances and deposits(2)	66	68
Payables for property, plant and equipment and intangible assets	161	282
Other(3)	97	97
Total	$2,092	$2,349
Non-current:
Payables for intangible assets	193	76
Contract liabilities(1)	744	1,088
Other(3)	85	26
Total	$1,022	$1,190
(1)Contract liabilities comprises contract liabilities for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Advances and deposits include advances from customers of $36 million (2023: $22 million) collected for purchase orders.
(3)Other includes other financial liabilities, due from related parties, deferred tax liabilities and non-current advances and deposits. See Note 10. Other Financial Assets And Liabilities for further details on other financial liabilities.
The following table presents the activities in contract liabilities for the years ended December 31, 2024 and 2023:

(in millions)	December 31, 2024	December 31, 2023
Beginning contract liabilities balance	$1,983	$1,918
Cash receipts in advance of satisfaction of performance obligations	381	805
Released to the consolidated statements of operations (1)	(749)	(759)
Amounts credited to customers	(13)	—
Other(2)	(18)	19
Ending contract liabilities balance	$1,584	$1,983

Current	$840	$895
Non-current	744	1,088
Total	$1,584	$1,983
(1)Of revenue released to the consolidated statements of operations for the years ended December 31, 2024 and 2023, $618 million and $476 million, respectively were included in the beginning balance of contract liabilities.
(2)Includes $18 million reclassification from contract liabilities to unbilled accounts receivable for the year ended December 31, 2024, and $19 million reclassification from accrued liabilities to contract liabilities for the year ended December 31, 2023.